Lease liability (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Lease Liability
Schedule of Operating Lease Liability

The Company has operating leases for a loader. Below is a summary of the Company’s lease liability as of March 31, 2023:

Leases

Balance, December 31, 2022	$-
Addition	114,920
Interest expense	3,611
Lease payments	(60,000)
Balance, March 31, 2023	58,531

The Company had an operating lease for office space that expired in 2022. Below is a summary of the Company’s lease liability as of December 31, 2022:

Office lease

Balance, December 31, 2020	$176,607
Addition	-
Interest expense	12,696
Lease payments	(129,191)
Foreign exchange loss	2,165
Balance, December 31, 2021	62,277
Addition	-
Interest expense	1,834
Lease payments	(64,828)
Foreign exchange loss	717
Balance, December 31, 2022	-